Loans from related parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loans from related parties
Summary of loans from related parties

	2021	2020
	£ 000	£ 000
As at January 1	6,309	—
Amounts advanced	2,945	—
Interest charge	483	—
Amounts repaid	(737)	—
Conversion to equity	(9,000)	—
As at June 30	—	—

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	6,309	—

	2020	2019
	£ 000	£ 000
As at January 1	—	—
Amounts advanced	5,600	—
Interest charged	709	—
As at December 31	6,309	—